Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2017	2016

	(In thousands)
Senior credit facility	$372,500	$250,000
Operating Partnership senior credit facility	2,091,375	2,133,250
MGM China credit facility	2,301,584	1,933,313
MGM National Harbor credit facility	—	450,000
$475 million 11.375% senior notes, due 2018	—	475,000
$850 million 8.625% senior notes, due 2019	850,000	850,000
$500 million 5.25% senior notes, due 2020	500,000	500,000
$1,000 million 6.75% senior notes, due 2020	1,000,000	1,000,000
$1,250 million 6.625% senior notes, due 2021	1,250,000	1,250,000
$1,000 million 7.75% senior notes, due 2022	1,000,000	1,000,000
$1,250 million 6% senior notes, due 2023	1,250,000	1,250,000
$1,050 million 5.625% Operating Partnership senior notes, due 2024	1,050,000	1,050,000
$500 million 4.50% Operating Partnership senior notes, due 2026	500,000	500,000
$500 million 4.625% senior notes, due 2026	500,000	500,000
$350 million 4.50% Operating Partnership senior notes, due 2028	350,000	—
$0.6 million 7% debentures, due 2036	552	552
$2.3 million 6.7% debentures, due 2096	2,265	2,265
	13,018,276	13,144,380
Less: Premiums, discounts, and unamortized debt issuance costs, net	(109,182)	(156,785)
	12,909,094	12,987,595
Less: Current portion	(158,042)	(8,375)
	$12,751,052	$12,979,220

Schedule of Interest Expense, Net

Interest expense, net consisted of the following:

	Year Ended December 31,
	2017	2016	2015

	(In thousands)
Total interest incurred	$779,855	$814,731	$862,377
Interest capitalized	(111,110)	(119,958)	(64,798)
	$668,745	$694,773	$797,579

Schedule of Maturities of Long-Term Debt

Maturities of long-term debt. The maturities of the principal amount of the Company’s long-term debt as of December 31, 2017 are as follows:

Years ending December 31,	(In thousands)
2018	$819,572
2019	2,424,013
2020	1,546,000
2021	1,832,250
2022	1,018,500
Thereafter	5,377,941
$13,018,276